                            December 2001 form 13(f)



Report for the Calendar Year or Quarter Ended:                       12/31/2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (check only one):              [ ] is a restatement
                                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James Foglesong                          Michigan City, IN    1/10/02
----------------------------------------     -----------------    ----------
James Foglesong, Chief Financial Officer     Place                Date


Report Type (check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Managers Reporting for              Horizon Trust & Investment
this Manager:                                     Management

Report Summary:

Number of Other Included Managers:                                       1

Form 13F Information Table Entry Total:                                137

Form 13F Information Table Value Total:                       $138,189,048


List of Other Included Managers:                 Horizon Trust & Investment
                                                 Management

                                                                                                ------------------------------------
                                                                                                      Investment Direction (6)
                                                                                                ------------------------------------
       Name of Issuer (1)               Type (2)       Cusip (3)   Market (4)    Shares/PV (5)    Sole         Shared      None
       ------------------               --------       ---------   ----------    -------------  ------------------------------------
Aes Corp., Inc.                         Equity          00130H105        233216           14264        7579         5597       1088
AOL Time Warner                         Equity          00184A105        988359           30790        8345        21595        850
A T & T                                 Equity          1957109          220891           12177        3000         5524       3653
Abbott Laboratories                     Equity          2824100         2465655           44227       21700        19572       2955
ADR Abbey Natl PLC 7.25% Pfd            Preferred Stock 2920502          229080            9200         800         5200       3200
Alcoa Inc Com Stk                       Equity          13817101         277823            7815        3215         3900        700
America Movil - ADR Series L            Equity          02364W105        490896           25200           0            0      25200
American Express Company                Equity          25816109         365573           10243           0         9938        305
American Gen Cap 1 Gtd 7.875% Pfd       Preferred Stock 02638N105        240750            9000        2800         5600        600
American Home Products                  Equity          26609107       23598749          384595       12040       282532      90023
American International Group Inc        Equity          26874107        1537105           19359        6314        11171       1874
Amgen Inc                               Equity          31162100         769559           13635        4710         8275        650
Amkor Technology, Inc.                  Equity          31652100         207188           12925        4300         8600         25
Anadarko Petroleum Corp                 Equity          32511107         346501            6095        2400         3510        185
Atlantic Gulf Communites Corp           Equity          48556104            100           20000           0            0      20000
Aura Systems Inc                        Equity          51526101           7700           17500           0        11500       6000
Avery Dennison Corp                     Equity          53611109         217923            3855        1450         2405          0
Bac Cap Trust I 7.00% Pfd.              Preferred Stock 55187207         251100           10000        1000         8200        800
BP Amoco PLC, ADR's                     Equity          55622104        1939746           41706       21186        17848       2672
Bank One Cap I 8.00% Pfd                Preferred Stock 06421B202        309807           11870        2600         9270          0
Bellsouth Cap Funding 7.375% Pfd        Preferred Stock 79857207         263257           10025        2200         7025        800
Bellsouth Corp                          Equity          79860102        1533706           40202       19075        17519       3608
Berkshire Hathaway Inc Del Cl A         Equity          84670108         529200               7           0            6          1
Berkshire Hathaway, Inc. Cl B           Equity          84670207         790325             313          49          254         10
Best Buy Inc                            Equity          86516101         345960            4645        2170         1975        500
Bethlehem Steel Corp                    Equity          87509105           5583           12407           0         5907       6500
Bluegreen Corp                          Equity          96231105         156000           78000           0            0      78000
Boeing Company                          Equity          97023105         266108            6862         650         1702       4510
Bristol Myers Squibb CO.                Equity          110122108        770049           15099        4625         6364       4110
Cardinal Health Inc                     Equity          14149Y108        383822            5936        2075         3361        500
Carnival Corp                           Equity          143658102        404492           14405        4120         9925        360
Cendant Corp.                           Equity          151313103        522607           26650       10900        14750       1000
Chase Capital ViI 7.00% Pfd             Preferred Stock 16147M200        240982            9480        2680         6800          0
Cisco Systems Inc                       Equity          17275R102       1784867           98557       31268        62310       4979
Citigroup, Inc.                         Equity          172967101       1525657           30223       12699        14731       2793
Citizens Communications CO              Equity          17453B101        117217           10996        2514            0       8482
Coca-Cola Company                       Equity          191216100       1153666           24468        5160        15406       3902
Comverse Tech Inc                       Equity          205862402        458988           20518        8918        11600          0
Concord Efs, Inc.                       Equity          206197105        580206           17700        8500         9200          0
Conoco Inc                              Equity          208251504        213693            7551        1471         5880        200
Continental Airlines Cl B               Equity          210795308        576620           22000           0            0      22000
Corning Inc Com                         Equity          219350105        313404           35135       12210        21975        950
DELL Computer Corp                      Equity          247025109        774630           28500        9060        19170        270


                                        -----------------------------------------------------------
                                                                         Voting Authority (8)
                                                            ---------------------------------------
       Name of Issuer (1)               Other Managers (7)      Sole         Shared       Other
       ------------------               ------------------  ---------------------------------------
Aes Corp., Inc.                                                     4270            0         9994
AOL Time Warner                                                     4904            0        25886
A T & T                                                             2000            0        10177
Abbott Laboratories                                                 3450            0        40777
ADR Abbey Natl PLC 7.25% Pfd                                           0            0         9200
Alcoa Inc Com Stk                                                    335            0         7480
America Movil - ADR Series L                                       25000            0          200
American Express Company                                               0            0        10243
American Gen Cap 1 Gtd 7.875% Pfd                                    800         1000         7200
American Home Products                                              4210            0       380385
American International Group Inc                                    2209            0        17150
Amgen Inc                                                           1837            0        11798
Amkor Technology, Inc.                                              2700            0        10225
Anadarko Petroleum Corp                                              500            0         5595
Atlantic Gulf Communites Corp                                          0            0        20000
Aura Systems Inc                                                       0            0        17500
Avery Dennison Corp                                                    0            0         3855
Bac Cap Trust I 7.00% Pfd.                                             0            0        10000
BP Amoco PLC, ADR's                                                 4486            0        37220
Bank One Cap I 8.00% Pfd                                            2800         1000         8070
Bellsouth Cap Funding 7.375% Pfd                                    2000            0         8025
Bellsouth Corp                                                      8217            0        31985
Berkshire Hathaway Inc Del Cl A                                        1            0            6
Berkshire Hathaway, Inc. Cl B                                          1            0          312
Best Buy Inc                                                         450            0         4195
Bethlehem Steel Corp                                                 257            0        12150
Bluegreen Corp                                                         0            0        78000
Boeing Company                                                      3384            0         3478
Bristol Myers Squibb CO.                                            3150            0        11949
Cardinal Health Inc                                                  950            0         4986
Carnival Corp                                                       1917            0        12488
Cendant Corp.                                                       5520            0        21130
Chase Capital ViI 7.00% Pfd                                         1880            0         7600
Cisco Systems Inc                                                  16210          300        82047
Citigroup, Inc.                                                     6136            0        24087
Citizens Communications CO                                             0            0        10996
Coca-Cola Company                                                   1750          150        22568
Comverse Tech Inc                                                   3128            0        17390
Concord Efs, Inc.                                                   1600            0        16100
Conoco Inc                                                             0            0         7551
Continental Airlines Cl B                                          22000            0            0
Corning Inc Com                                                     3828           75        31232
DELL Computer Corp                                                  3036          600        24864

                                                                                                -----------------------------------
                                                                                                      Investment Direction (6)
                                                                                                -----------------------------------
       Name of Issuer (1)               Type (2)       Cusip (3)   Market (4)    Shares/PV (5)    Sole         Shared      None
       ------------------               --------       ---------   ----------    -------------  -----------------------------------

Disney                                  Equity          254687106        811374           39159       13230        24294       1635
Du Pont DE Nemours                      Equity          263534109        580091           13646        6751         6101        794
Duff & Phelps Select Utilities          Equity          264324104       2859917          258582       79520       161307      17755
Duke Energy 6.60% Pfd                   Preferred Stock 264399619        304200           11700        3600         7300        800
EMC Corporation                         Equity          268648102        751860           55942       14975        39095       1872
Epoch Pharmaceuticals Inc               Equity          294273107         50000           20000           0            0      20000
Equifax Inc                             Equity          294429105        241500           10000           0        10000          0
Ericsson Lm Telecom CO                  Equity          294821400        260243           49855        7200        42240        415
Exxon Mobil Corp                        Equity          30231G102       1839279           46801       14386        28404       4011
Federal National Mortgage Assoc         Equity          313586109        226973            2855         815         1955         85
Fedex Corporation                       Equity          31428X106        493379            9510        3585         5175        750
Fifth Third Bancorp                     Equity          316773100        541237            8825         550         6803       1472
Ford Motor CO                           Equity          345370860        210003           13359        2674         9515       1170
Ford Motor Cred 7.375% Pfd              Preferred Stock 345397202        389376           15600        6800         8400        400
Furrs Bishops Inc                       Equity          361115603         28875           12500           0            0      12500
The Gap Inc                             Equity          364760108        284376           20400        8250        12150          0
General Electric Company                Equity          369604103       3776418           94222       35710        45042      13470
Gillette Company                        Equity          375766102        204842            6133        3760         1850        523
Harley-Davidson                         Equity          412822108        554234           10205        3820         6175        210
Hartford Capital II Pfd Ser B 8.35%     Preferred Stock 416320208        334721           13309        8615         4294        400
Home Depot Incorporated                 Equity          437076102        303765            5955         850         4222        883
Honeywell International Inc             Equity          438516106        218511            6461        3175         3286          0
Horizon Bancorp                         Equity          440407104      16118150          714457      408417       137264     168776
Ing Cap Fdg Tr 7.70% Pfd                Preferred Stock 4.498E+111       480340           18800        7900         8600       2300
Illinois Tool Works Inc                 Equity          452308109        462866            6835         185         6150        500
Intel Corp                              Equity          458140100       3374711          107304       24535        54354      28415
International Business Machines Corp    Equity          459200101        720922            5960         695         4865        400
Intimate Brands Inc Class A             Equity          461156101        197118           13265        4300         8615        350
Johnson & Johnson                       Equity          478160104       1480751           25055        9400        12255       3400
1272c Centennial Beverage Corp.         Equity          4785              25000           25000           0            0      25000
Kimberly Clark                          Equity          494368103       1327321           22196        8045        10842       3309
Ladish CO Inc                           Equity          505754200        343980           31500           0            0      31500
Eli Lilly & Company                     Equity          532457108        464957            5920        1595         1365       2960
Lincoln National Cap 7.40% Pfd          Preferred Stock 53417P209        200400            8000        6400         1600          0
Lincoln National Corporation            Equity          534187109        378409            7791        1900         3600       2291
Linear Technology Corp                  Equity          535678106        322080            8250        2850         5100        300
Lowes Companies Inc                     Equity          548661107       1427015           30748       10770        19028        950
Lucent Technologies Inc                 Equity          549463107        338663           53756       11918        38927       2911
MBNA Corporation                        Equity          55262L100       2727296           77480       34479        41795       1206
Morgan Stanley/Dean Witter 7.10% Pfd    Preferred Stock 553538208        293787           11700        6200         5500          0
Malaysia Fund                           Equity          560905101         78400           20000        4500            0      15500
Marsh & McLennan CO                     Equity          571748102        299248            2785        1380         1405          0
Masco Corp                              Equity          574599106        231525            9450        6900         2550          0


                                        -----------------------------------------------------------
                                                                         Voting Authority (8)
                                                            ---------------------------------------
       Name of Issuer (1)               Other Managers (7)      Sole         Shared       Other
       ------------------               ------------------  ---------------------------------------

Disney                                                              4372            0        34787
Du Pont DE Nemours                                                  2000          100        11546
Duff & Phelps Select Utilities                                     49872          335       208375
Duke Energy 6.60% Pfd                                               1200            0        10500
EMC Corporation                                                     7519           50        48373
Epoch Pharmaceuticals Inc                                              0            0        20000
Equifax Inc                                                            0            0        10000
Ericsson Lm Telecom CO                                             11700            0        38155
Exxon Mobil Corp                                                    2050            0        44751
Federal National Mortgage Assoc                                        0            0         2855
Fedex Corporation                                                   1350            0         8160
Fifth Third Bancorp                                                  300            0         8525
Ford Motor CO                                                       1914            0        11445
Ford Motor Cred 7.375% Pfd                                           800            0        14800
Furrs Bishops Inc                                                      0            0        12500
The Gap Inc                                                         2400            0        18000
General Electric Company                                           13446            0        80776
Gillette Company                                                     392            0         5741
Harley-Davidson                                                      824            0         9381
Hartford Capital II Pfd Ser B 8.35%                                 1800            0        11509
Home Depot Incorporated                                              400            0         5555
Honeywell International Inc                                          650            0         5811
Horizon Bancorp                                                    11792            0       702665
Ing Cap Fdg Tr 7.70% Pfd                                            2200            0        16600
Illinois Tool Works Inc                                              150            0         6685
Intel Corp                                                         10577          400        96327
International Business Machines Corp                                 400            0         5560
Intimate Brands Inc Class A                                          776            0        12489
Johnson & Johnson                                                   2400            0        22655
1272c Centennial Beverage Corp.                                    25000            0            0
Kimberly Clark                                                      4679            0        17517
Ladish CO Inc                                                          0            0        31500
Eli Lilly & Company                                                  929            0         4991
Lincoln National Cap 7.40% Pfd                                      1000            0         7000
Lincoln National Corporation                                           0            0         7791
Linear Technology Corp                                              2450            0         5800
Lowes Companies Inc                                                 5640            0        25108
Lucent Technologies Inc                                             7023          150        46583
MBNA Corporation                                                   14356          250        62874
Morgan Stanley/Dean Witter 7.10% Pfd                                 500            0        11200
Malaysia Fund                                                          0            0        20000
Marsh & McLennan CO                                                  372            0         2413
Masco Corp                                                             0            0         9450

                                                                                                -----------------------------------
                                                                                                      Investment Direction (6)
                                                                                                -----------------------------------
       Name of Issuer (1)               Type (2)       Cusip (3)   Market (4)    Shares/PV (5)    Sole         Shared      None
       ------------------               --------       ---------   ----------    -------------  -----------------------------------

Mc Donalds Corp                         Equity          580135101        287147           10848        1200         8808        840
Medtronic Inc                           Equity          585055106        461709            9016        1750         5265       2001
Merck & CO., Inc                        Equity          589331107       1497577           25469        6910        13708       4851
Merrill Lynch Capital Trust 8.00% Pfd.  Preferred Stock 59021C203        226868            8600        4450         4150          0
Merrill Lynch 7.00% Pfd                 Preferred Stock 59021F206        253243           10150        1600         8550          0
Microsoft Corporation                   Equity          594918104       2668616           40281        9460        20545      10276
Millenium Pharmaceuticals Inc           Equity          599902103        318017           12975           0          975      12000
Morgan Stanley Dean Witter & CO.        Equity          617446448       1222681           21857        8740        12612        505
Motorola Inc                            Equity          620076109        237016           15780        4500         6846       4434
NTN Communications Inc                  Equity          629410309         11700           13000           0            0      13000
Nanophase Technologies Corp             Equity          630079101        765700          130000           0            0     130000
Nisource Inc                            Equity          65473P105        361143           15661           0        15611         50
Nokia Corp ADR                          Preferred Stock 654902204       2027135           82639       30015        48799       3825
Northern Trust Corp                     Equity          665859104       2052900           34090        7320        17020       9750
Oklahoma Gas & Electric Cap Tr 8.375%   Preferred Stock 67084C200        296835           11155        2000         8580        575
Pepsico Inc                             Equity          713448108        331092            6800        1500         2900       2400
Pfizer Inc.                             Equity          717081103       1058615           26565        6509        14896       5160
Philip Morris Companies, Inc            Equity          718154107       1280315           27924       13370        11725       2829
Potomac Electric Power 7.375% Pfd       Preferred Stock 73767N208        219208            8800        8000          800          0
Procter & Gamble CO                     Equity          742718109        244986            3096         600         1523        973
Royal Dutch Petroleum                   Equity          780257804        220590            4500        3500          700        300
Royal Oak Mines Inc                     Equity          7.805E+109           30           10000           0            0      10000
SBC Communications                      Equity          78387G103       1964650           50157       22458        21347       6352
Sara Lee Corp                           Equity          803111103        471054           21190       12450         8540        200
Schering Plough Corporation             Equity          806605101        734105           20500       13500         7000          0
Schlumberger Ltd                        Equity          806857108        853538           15533        5845         9035        653
Charles Schwab Corp                     Equity          808513105        253708           16400        6600         9700        100
Solectron Corp                          Equity          834182107        495248           43905       16950        26265        690
Southwest Airlines CO                   Equity          844741108        283169           15323        4650        10548        125
Stilwill Financial Inc                  Equity          860831106        224565            8250           0         8250          0
Sun Microsystems                        Equity          866810104       1501092          122040       40870        74950       6220
TELEPHONE & DATA 7.60%  PFD             Preferred Stock 879433878        412460           16400        7100         9300          0
Tellabs Inc                             Equity          879664100        549481           36730       11810        23860       1060
Teradyne Inc.                           Equity          880770102        732703           24310        8460        14975        875
Texas Instruments Inc                   Equity          882508104        214480            7660        1200         4600       1860
Thai Fund, Inc.                         Equity          882904105         34366           10414           0            0      10414
Tyco International Ltd.                 Equity          902124106       1698676           28840        7170        20535       1135
Ultralife Batteries Inc                 Equity          903899102         44900           10000           0            0      10000
Vectren Corp                            Equity          92240G101        362218           15105       11193         3912          0
Veritas Software Corp                   Equity          923436109        209132            4665        1645         3020          0
Verizon Communications                  Equity          92343V104        767855           16179        7304         5497       3378
ADR Vodafone Group PLC Sponsored        Equity          92857W100        223801            8715        3890         3828        998
Wisconsin Energy 6.85 Pfd               Preferred Stock 92923G204        203820            8600        3400         3400       1800


                                        -----------------------------------------------------------
                                                                         Voting Authority (8)
                                                            ---------------------------------------
       Name of Issuer (1)               Other Managers (7)      Sole         Shared       Other
       ------------------               ------------------  ---------------------------------------

Mc Donalds Corp                                                     4200            0         6648
Medtronic Inc                                                        520            0         8496
Merck & CO., Inc                                                    3064           50        22355
Merrill Lynch Capital Trust 8.00% Pfd.                              2150            0         6450
Merrill Lynch 7.00% Pfd                                              750            0         9400
Microsoft Corporation                                               3412            0        36869
Millenium Pharmaceuticals Inc                                      12000            0          975
Morgan Stanley Dean Witter & CO.                                    2765            0        19092
Motorola Inc                                                        2043            0        13737
NTN Communications Inc                                                 0            0        13000
Nanophase Technologies Corp                                            0            0       130000
Nisource Inc                                                           0            0        15661
Nokia Corp ADR                                                     10047          325        72267
Northern Trust Corp                                                 3003          200        30887
Oklahoma Gas & Electric Cap Tr 8.375%                               1400         1000         8755
Pepsico Inc                                                         3100            0         3700
Pfizer Inc.                                                         2372            0        24193
Philip Morris Companies, Inc                                        2050            0        25874
Potomac Electric Power 7.375% Pfd                                      0            0         8800
Procter & Gamble CO                                                  623            0         2473
Royal Dutch Petroleum                                                  0            0         4500
Royal Oak Mines Inc                                                    0            0        10000
SBC Communications                                                  8717            0        41440
Sara Lee Corp                                                       3250            0        17940
Schering Plough Corporation                                         4500            0        16000
Schlumberger Ltd                                                    1746            0        13787
Charles Schwab Corp                                                 1850            0        14550
Solectron Corp                                                      6944          150        36811
Southwest Airlines CO                                               4831            0        10492
Stilwill Financial Inc                                              8250            0            0
Sun Microsystems                                                   17320          100       104620
TELEPHONE & DATA 7.60%  PFD                                         1300            0        15100
Tellabs Inc                                                         3739          100        32891
Teradyne Inc.                                                       1666            0        22644
Texas Instruments Inc                                               1475            0         6185
Thai Fund, Inc.                                                        0            0        10414
Tyco International Ltd.                                             3765            0        25075
Ultralife Batteries Inc                                                0            0        10000
Vectren Corp                                                        2997            0        12108
Veritas Software Corp                                                747            0         3918
Verizon Communications                                              1432            0        14747
ADR Vodafone Group PLC Sponsored                                    1458            0         7257
Wisconsin Energy 6.85 Pfd                                            400            0         8200

                                                                                                ------------------------------------
                                                                                                      Investment Direction (6)
                                                                                                ------------------------------------
       Name of Issuer (1)               Type (2)       Cusip (3)   Market (4)    Shares/PV (5)    Sole         Shared      None
       ------------------               --------       ---------   ----------    -------------  ------------------------------------

Wal-Mart Stores Inc                     Equity          931142103        586607           10193        1325         7938        930
Walgreen CO                             Equity          931422109       6495942          192987       17500       168870       6617
Wellpoint Health Networks Inc Class A   Equity          94973H108        412481            3530        1330         2200          0
Wells Fargo & CO New                    Equity          949746101        615753           14165         100        12089       1976
Williams Companies Inc                  Equity          969457100        246829            9672        2400         6672        600
Worldcom Inc - Worldcom Group           Equity          9.816E+110       853755           60636       13570        42057       5009
Customation, Inc                        Equity          CUST             500000             520         520            0          0
China Enterprises LTD                   Equity          G2109M100         10200           10000           0            0      10000
Sport Service, Inc. Common Stock        Equity          SPORT           5222464          464219      464219            0          0
                                                                   -----------------------------------------------------------------
                                                                   $138,189,048       4,951,450   1,813,301    2,179,921    958,229
                                                                   =================================================================


                                        -----------------------------------------------------------
                                                                         Voting Authority (8)
                                                            ---------------------------------------
       Name of Issuer (1)               Other Managers (7)      Sole         Shared       Other
       ------------------               ------------------  ---------------------------------------

Wal-Mart Stores Inc                                                 1725            0         8468
Walgreen CO                                                         5386            0       187601
Wellpoint Health Networks Inc Class A                                452           50         3028
Wells Fargo & CO New                                                4204            0         9961
Williams Companies Inc                                              3714            0         5958
Worldcom Inc - Worldcom Group                                       8755          200        51681
Customation, Inc                                                       0            0          520
China Enterprises LTD                                                  0            0        10000
Sport Service, Inc. Common Stock                                  464219            0            0
                                                            ---------------------------------------
                                                                 956,490        6,585    3,988,375
                                                            =======================================